Income taxes	12 Months Ended
Mar. 31, 2019
Income taxes
Income taxes

17.  Income taxes

Loss for the year before income taxes are as follows:

	March 31,
	2017	2018	2019
Domestic	(4,711,481)	(1,481,129)	1,448,943
Foreign operations	(1,184,495)	(2,513,960)	(2,594,700)
Total	(5,895,976)	(3,995,089)	(1,145,758)

The major components of income tax expense for the years ended 31 March, 2017, 2018 and 2019 are:

	March 31,
	2017	2018	2019
Current Period	30,822	74,583	75,347
Current income tax expenses	30,822	74,583	75,347
Origination and reversal of temporary differences	10,165	(17,696)	(10,865)
Current year losses for which deferred tax is recognised	—	—	(16,645)
Deferred tax expense /(benefit)	10,165	(17,696)	(27,510)
Total income tax expenses as reported in statement of profit or loss	40,987	56,887	47,837

Reconciliation of tax expense and accounting profit multiplied by tax rate of each jurisdiction in which the Group  operates.

	March 31,
	2017	2018	2019
Loss for the year	(5,936,963)	(4,051,976)	(1,193,595)
Income tax expense	40,987	56,887	47,837
Loss before income taxes	(5,895,976)	(3,995,089)	(1,145,758)
Expected tax expense at statutory income tax rate	(344,626)	(769,353)	(630,998)
Non deductible expenses	(316)	107,496	(32,884)
Utilization of previously unrecognised tax losses	(12,766)	(5,342)	(10,463)
Current year losses for which no deferred tax asset was recognized	338,682	887,997	638,730
Change in unrecognised temporary differences	61,132	(177,244)	82,109
Effect of change in tax rate	(4,120)	12,507	1,949
Others	3,001	826	(604)
	40,987	56,887	47,837

The domicile of the Parent Company is Cayman Islands. The Group’s two major tax jurisdictions are India and Singapore with tax rates ranging between 26% to 31.20%  (March 31, 2018:  25.75% to 34.61%) in India and 17%  (March 31, 2018:  17%) in Singapore, that have been applied to profit or loss of the respective jurisdiction for determination of expected tax expense.